Other financial liabilities - Other (Details) - Other financial liabilities - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Retentions related to loans	$ 1,000	$ 1,587
Other payable account	4,281	3,574
Other financial liabilities	$ 5,281	$ 5,161